Nature of business and organization - New Business (Details)				1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 14, 2022 USD ($)	Jan. 06, 2022 USD ($)	Dec. 15, 2021 USD ($)	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022	Jun. 30, 2022 item
Number of cryptocurrency mining equipment purchased								3,628,000
Purchase price				$ 13,300,000	$ 6,000,000.0	$ 7,000,000.0	$ 26,300,000
Number of mining facility delivered								868
Number of mining facility in stock							868	868	868
Number of mining facility yet to be delivered								1,060	1,060
Indiana, U.S
Number of mining facility delivered								1,700
SonicHash Canada
Noncontrolling Interest, Ownership Percentage by Parent							100.00%	100.00%	100.00%
Number of cryptocurrency mining equipment purchased			742,000
Purchase price			$ 6,999,200
SonicHash Singapore
Noncontrolling Interest, Ownership Percentage by Parent							100.00%	100.00%	100.00%
SonicHash US
Noncontrolling Interest, Ownership Percentage by Parent							100.00%	100.00%	100.00%
Number of cryptocurrency mining equipment purchased	2,200,000	686,000
Purchase price	$ 13,281,400	$ 5,995,640
Number of mining facility yet to be delivered	1,060
SonicHash US | Georgia, U.S
Number of mining facility delivered		126
SonicHash US | Indiana, U.S
Number of mining facility delivered	1,140	560